Financial Instruments (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Profit	$ 472,142	$ 299,267	$ 207,674
Exchange rate sensitivity analysis [member]
Statement Line Items [Line Items]
Profit	$ 27,823